Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	$ 72	$ 4,444	$ 1,700
Impact on loss before tax, decrease	72	4,444	1,700
EUR/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	1,211	6,129	1,451
Impact on loss before tax, decrease	1,211	6,129	1,451
GBP/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	63	2,786	116
Impact on loss before tax, decrease	63	$ 2,786	$ 116
CNY/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	7,877
Impact on loss before tax, decrease	$ 7,877